Initial Public Offering (Details)	9 Months Ended
Sep. 30, 2022 USD ($)
Initial Public Offering
Gross proceeds	$ 115,000,000
Proceeds allocated to Public Warrants	(690,000)
Proceeds allocated to Public Rights	(8,280,000)
Offering costs of Public Shares	(6,236,778)
Accretion of carrying value to redemption value	15,865,772
Common stock subject to possible redemption	$ 115,658,994